SEGMENT INFORMATION - Summary of Revenue by Segment (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016
Revenue from External Customer [Line Items]
Revenue	$ 2,359,808	$ 2,322,521	$ 2,322,362	$ 2,302,259	$ 2,305,901	$ 2,260,221	$ 823,501	$ 627,589	$ 9,306,950	$ 6,017,212
Pay TV
Revenue from External Customer [Line Items]
Revenue	1,049,135	1,069,946	1,071,163	1,083,878	1,072,996	1,066,019	370,122	279,736	4,274,122	2,788,873
Broadband
Revenue from External Customer [Line Items]
Revenue	681,779	658,278	642,620	625,918	614,383	594,932	245,568	196,691	2,608,595	1,651,574
Telephony
Revenue from External Customer [Line Items]
Revenue	169,064	172,479	178,261	180,961	184,347	185,834	55,855	39,735	700,765	465,771
Business services and wholesale
Revenue from External Customer [Line Items]
Revenue	330,510	324,642	323,641	319,420	314,578	309,366	111,193	84,404	1,298,213	819,541
Advertising
Revenue from External Customer [Line Items]
Revenue	121,712	89,292	97,501	83,361	110,764	90,555	29,843	20,887	391,866	252,049
Other
Revenue from External Customer [Line Items]
Revenue	$ 7,608	$ 7,884	$ 9,176	$ 8,721	$ 8,833	$ 13,515	$ 10,920	$ 6,136	33,389	39,404
Operating Segments | Cablevision Systems Corp.
Revenue from External Customer [Line Items]
Revenue									6,650,326	3,444,052
Operating Segments | Cablevision Systems Corp. | Pay TV
Revenue from External Customer [Line Items]
Revenue									3,175,097	1,668,348
Operating Segments | Cablevision Systems Corp. | Broadband
Revenue from External Customer [Line Items]
Revenue									1,649,771	817,160
Operating Segments | Cablevision Systems Corp. | Telephony
Revenue from External Customer [Line Items]
Revenue									570,871	311,832
Operating Segments | Cablevision Systems Corp. | Business services and wholesale
Revenue from External Customer [Line Items]
Revenue									922,691	468,632
Operating Segments | Cablevision Systems Corp. | Advertising
Revenue from External Customer [Line Items]
Revenue									321,149	163,678
Operating Segments | Cablevision Systems Corp. | Other
Revenue from External Customer [Line Items]
Revenue									10,747	14,402
Operating Segments | Cequel Corp.
Revenue from External Customer [Line Items]
Revenue									2,659,416	2,573,160
Operating Segments | Cequel Corp. | Pay TV
Revenue from External Customer [Line Items]
Revenue									1,099,025	1,120,525
Operating Segments | Cequel Corp. | Broadband
Revenue from External Customer [Line Items]
Revenue									958,824	834,414
Operating Segments | Cequel Corp. | Telephony
Revenue from External Customer [Line Items]
Revenue									129,894	153,939
Operating Segments | Cequel Corp. | Business services and wholesale
Revenue from External Customer [Line Items]
Revenue									375,522	350,909
Operating Segments | Cequel Corp. | Advertising
Revenue from External Customer [Line Items]
Revenue									73,509	88,371
Operating Segments | Cequel Corp. | Other
Revenue from External Customer [Line Items]
Revenue									22,642	$ 25,002
Eliminations
Revenue from External Customer [Line Items]
Revenue									(2,792)
Eliminations | Pay TV
Revenue from External Customer [Line Items]
Revenue									0
Eliminations | Broadband
Revenue from External Customer [Line Items]
Revenue									0
Eliminations | Telephony
Revenue from External Customer [Line Items]
Revenue									0
Eliminations | Business services and wholesale
Revenue from External Customer [Line Items]
Revenue									0
Eliminations | Advertising
Revenue from External Customer [Line Items]
Revenue									(2,792)
Eliminations | Other
Revenue from External Customer [Line Items]
Revenue									$ 0